Stock Options and Warrants	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options and Warrants

9. Stock Options and Warrants

Stock Options

The Company has adopted the 2006 Equity Participation Plan (the “2006 Plan”), which provides for the grant of stock options, restricted stock and other equity based awards. Awards for up to 100,000 shares may be granted to employees, directors and consultants under this Plan. The options granted under the 2006 Plan may be either qualified or non-qualified options. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In April 2010, the Company adopted the 2010 Equity Participation Plan (the “2010 Plan”), which provides for the grant of stock options, restricted stock and other equity based awards . Awards of up to 1,200,000 shares may be granted to employees, directors and consultants under the 2010 Plan. The options granted under the 2010 Plan may be either qualified or non-qualified options. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In November and December of 2009, the Company issued non-qualified stock options to purchase 68,384 shares of common stock outside the 2006 and 2010 option plans to certain employees and consultants. These options vest over 50 months and expire no later than 10 years from the date of grant.

Total stock-based compensation expense for the years ended December 31, 2015 and 2014 was comprised of the following (in thousands):

	Years Ended
	December 31,
	2015	2014
Cost of sales	$26	$52
Research and development	146	287
Selling and marketing	34	45
General and administrative	391	1,034
	$597	$1,418

Unrecognized compensation expense related to stock options as of December 31, 2015 and 2014 was $510,000 and $977,000, respectively, which is expected to be recognized over a weighted average period of approximately 2.1 years and 2.2 years, respectively.

In accordance with applicable authoritative guidance, the Company is required to establish assumptions and estimates of the weighted-average fair value of stock options granted, as well as using a valuation model to calculate the fair value of stock-based awards. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized over the requisite service periods. Stock based compensation for stock options granted to non-employees has been determined using the Black-Scholes option pricing model. These options are revalued at each reporting period until fully vested, with any change in fair value recognized in the consolidated statements of operations.

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2015 and 2014:

	Year Ended	Year Ended
	December 31,	December 31,
	2015	2014
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.56%	1.90%
Expected stock price volatility	94.05%	100.75%
Expected dividend payout	0%	0%
Expected option life based on management's estimate	5.28 yrs	6.08 yrs

Options Outstanding				Options Exercisable and Vested
		Weighted Average			Weighted Average
		Remaining			Remaining
	Number	Contractual Life	Weighted Average	Number	Contractual Life	Weighted Average
Exercise Prices	Outstanding	(Years)	Exercise Price	Exercisable	(Years)	Exercise Price
$2.75-$3.85	65,000	9.71	$2.75	40,625	9.71	$2.75
$3.86-$36.75	45,934	8.61	$18.26	13,377	8.22	$21.81
$36.76-$90.75	41,505	4.61	$67.82	38,317	4.42	$69.65
$90.76-$136.50	46,095	3.90	$93.60	46,095	3.90	$93.60
$136.51-$480.00	53,105	3.97	$249.17	53,105	3.97	$249.17
	251,639	6.39	$84.96	191,519	5.55	$107.66

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of		Weighted
	Options Issued	Weighted	Average	Aggregate
	Under	Average Exercise	Remaining	Intrinsic
	2006 Plan and	Price Per	Contractual	Value
	2010 Plan	Share	Term	(in thousands)
Outstanding at December 31, 2013	106,970	$168.00
Granted	42,160	$21.00
Exercised	—	$—
Canceled or expired	(6,886)	$79.50
Outstanding at December 31, 2014	142,244	$128.47
Granted	76,271	$3.66
Exercised	—	$—
Canceled or expired	(17,606)	$105.46
Outstanding at December 31, 2015	200,909	$83.10	7.03 years	$35,750
Vested and expected to vest at December 31, 2015	195,549	$84.98	6.97 years	$35,181
Exercisable at December 31, 2015	140,789	$113.19	6.16 years	$22,344

Weighted
	Number of	Weighted	Average	Aggregate
	Options Issued	Average Exercise	Remaining	Intrinsic
	Outside	Price Per	Contractual	Value
	the Plan	Share	Term	(in thousands)
Outstanding at December 31, 2013	50,730	$92.31
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—
Outstanding at December 31, 2014	50,730	$92.31
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—
Outstanding, vested and exercisable at December 31, 2015	50,730	$92.31	3.86 years	$—

Restricted Stock Awards

Restricted stock awards are grants that entitle the holder to acquire shares of common stock at zero or a fixed price, which is typically nominal. The Company accounts for the restricted stock awards as issued and outstanding common stock, even though the shares covered by a restricted stock award cannot be sold, pledged, or otherwise disposed of until the award vests and any unvested shares may be reacquired by the Company for the original purchase price following the awardee’s termination of service. Annual grants of restricted stock awards are made to non-employee members of the board of directors on the date of the annual meeting of stockholders and typically vest in full at the next annual meeting of stockholders following the grant date. Beginning in 2013, additional annual grants of restricted stock awards were made to non-employee members of the board of directors as partial compensation for their services. These awards vest quarterly at the end of each quarter. In addition, the Company has made restricted stock awards to non-employee consultants for their services, which generally vest in one year or less.

The following table summarizes the changes in restricted stock award activity and related weighted average exercise prices for the Company’s awards issued during the years ended December 31, 2015 and 2014:

	Restricted
	Stock Issued
	from the	Weighted
	2006 Plan and	Average Grant Date
	2010 Plan	Fair Value
Unvested at December 31, 2013	968	$34.50
Granted	7,309	$25.50
Vested	(7,309)	$27.00
Forfeited	—	$—
Unvested at December 31, 2014	968	$24.00
Granted	19,547	$4.95
Vested	(20,515)	$5.81
Forfeited	—	$—
Unvested at December 31, 2015	—	$—

The fair value of the restricted stock awards is based on the market value of the common stock on the date of grant. The total grant-date fair value of restricted stock awards vested during the years ended December 31, 2015 and 2014 was approximately $119,000 and $194,000, respectively. The Company recognized approximately $105,000 and $191,000 of stock-based compensation expense related to the restricted stock awards for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015, there was no unrecognized compensation costs related to unvested awards. As of December 31, 2014, total unrecognized compensation costs related to unvested awards were approximately $8,000, which is expected to be recognized over a weighted-average period of approximately 0.6 year.

Warrants

Warrants Issued with Preferred Stock

Warrants issued in connection with the October 2014 Financing

The Company has accounted for the warrants in accordance with current accounting guidance, which defines how freestanding contracts that are indexed to and potentially settled in a Company’s own stock should be measured and classified. The authoritative accounting guidance prescribes that only warrants issued under contracts that cannot be net-cash settled and are both indexed to and settled in the Company’s common stock can be classified as equity. As the Series A, Series B and Series C Warrants and Placement Agent Warrant agreements did not meet the specific conditions for equity classification, the Company was required to classify the fair value of the warrants issued as a liability, with subsequent changes in fair value to be recorded as income (loss) in the statement of operations upon revaluation of the fair value of warrant liability at each reporting period. Valuation of the Warrants was estimated at   December 31, 2015 and 2014, using the Monte-Carlo simulation model.

The following assumptions were used as inputs to the model at December 31, 2015: for Series A Warrants and the Placement Agent Warrants, stock price of $3.30 and warrant exercise price of $1.7933 as of the valuation date; the Company’s historical stock price volatility of 89.3%; risk free interest rate on U.S. treasury notes of 1.59%; warrant expiration of 4.29 years; and a zero dividend rate; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $1.7933 per share.

The following assumptions were used as inputs to the model at December 31, 2014: for Series A Warrants and the Placement Agent Warrants, stock price of $10.35 and warrant exercise price of $8.64 as of the valuation date; the Company’s historical stock price volatility of 83%; risk free interest rate on U.S. treasury notes of 1.63%; warrant expiration of 5.29 years; and a zero dividend rate, for Series B Warrants, stock price of $10.35 and warrant exercise price of $8.64 as of the valuation date; the Company’s historical stock price volatility of 33.4%; risk free interest rate on U.S. treasury notes of 0.02%; warrant expiration of 0.28 years; and a zero dividend rate, for Series C Warrants, stock price of $10.35 and warrant exercise price of $8.64 as of the valuation date; the Company’s historical stock price volatility of 33.4%; risk free interest rate on U.S. treasury notes of 0.02%; warrant expiration of 0.79 years; and a zero dividend rate; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $8.64 per share.

The fair value of the warrant liability at the issuance date exceeded the gross proceeds received for the Series H Preferred shares, Series A, Series B and Series C Warrants by $1,779,000. The Series A Warrants, Series B Warrants, Series C Warrants and Placement Agent Warrants had fair values of $2,299,000, $841,000, $1,139,000 and $552,000 at issuance, respectively. The classification and valuation of the warrants resulted in total warrant liabilities of $4,831,000. On April 14, 2015, the Company and the holders of the Series B Warrants issued in the October 2014 private placement, that remained outstanding as of that date, amended those remaining Series B Warrants to (i) extend the termination date to June 20, 2015; (ii) set the exercise price at $11.25 per share; (iii) remove certain price reset adjustment provisions to the exercise price and (iv) remove certain provisions related to cashless exercise, participation rights and anti-dilution effects of a subsequent financing. As a result of this modification, the Company recorded a net change in fair value of warrant liability gain of $388,000. During the years ended December 31, 2015 and 2014, the Company recorded a net change in fair value of warrant liability gain of $1,980,000 and $2,405,000, respectively, in the consolidated statements of operations.

Series B Warrant Exercises – During the year ended December 31, 2015, the Company received net proceeds of $83,388 upon the exercise of 12,409 of Series B Warrants by Dr. Russell Kern, the Company’s Executive Vice President and Chief Scientific Officer and director. During the year ended December 31, 2014, the Company received net proceeds of $339,506 upon the exercise of 39,295 of the Series B Warrants by, Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer. On June 20, 2015, the remaining unexercised outstanding Series B Warrants of 206,815 shares expired.

Series C Warrant Exercises – During the year ended December 31, 2015, the Company received net proceeds of $681,000, upon the exercise of 258,518 of Series C Warrants by Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer and Dr. Russell Kern, the Company’s Executive Vice President and Chief Scientific Officer and director, respectively, and other holders of the Series C Warrants. At October 20, 2015, all Series C Warrants were exercised.

Series A Warrant Exercises – During the year ended December 31, 2015, the Company received net proceeds of $404,000, upon the exercise of 246,108 of Series A Warrants by Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer and other holders of the Series A Warrants.

Warrants Issued with Common Stock

2013 Securities Purchase Agreements for Common Stock

In conjunction with the Company’s sale of 67,500 shares of common stock on January 22, 2013, the Company issued warrants convertible into 33,750 shares of common stock at an exercise price of $30.00 per share. The warrants have a five-year term. These warrants are held by Dr. Andrey Semechkin and Dr. Simon Craw, the Company’s Co-Chairman and Chief Executive Officer and the Company’s former Executive Vice President Business Development, respectively.

On March 12, 2013 the Company issued warrants convertible into 16,667 shares of common stock in conjunction with the sale of 33,334 shares of common stock. These warrants have a five-year term and an exercise price of $30.00 per share. Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer is the holder of 1,667 of these warrants.

2013 S-1 July Registered Offering

On July 24, 2013 the Company sold 20,000,000 Units, with each Unit consisting of 0.0067 share of common stock 0.0067 one Series A Warrant. The Series A Warrants were convertible into 133,334 shares of common stock at an exercise price of $22.50 per share. The warrants have a five year term and were immediately exercisable. In addition, the Company issued 133,334 Series B Warrants each to purchase one Unit. The Series B Warrants were immediately exercisable at an initial exercise price of $22.50 per Unit, subject to adjustment and expired on October 24, 2013. The Units issuable upon exercise of the Series B Warrants consisted of 133,334 shares of common stock and 133,334 Series A Warrants, which were convertible into an additional 133,334 shares of common stock at an exercise price of $22.50 per share. All Series A Warrants had an expiration date of the fifth anniversary of the transaction close, July 24, 2018, regardless of the date the Series A Warrants were issued. See the 2014 Warrant Exchange Agreements - discussed below.

On July 19, 2013, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Roth Capital Partners, LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to act on a reasonable best efforts basis for the Offering. The Company paid the Placement Agent a cash fee equal to 5% of the gross proceeds from the Offering and reimbursed the Placement Agent for its reasonable out-of-pocket expenses of $75,000. The Company also issued 4,445 Placement Agent Warrants to purchase Units equal to 5% of the aggregate number of Units issued in the Offering (other than the Units issued to Andrey Semechkin and Russell Kern). The Placement Agent Warrants had substantially the same terms as the Series B Warrants, except that the Placement Agent Warrants (i) had an exercise price of $22.50 per Unit, subject to adjustments similar to those applicable to the Series A Warrants, (ii) had a term of five years, (iii) provided for a cashless exercise, and (iv) otherwise comply with the requirements of the Financial Institutions Regulatory Authority, Inc. (FINRA). The Company also agreed to pay the Placement Agent a cash solicitation fee equal to 5% of the gross proceeds received by the Company upon the exercise of the Series B Warrants under certain circumstances. See the 2014 Warrant Exchange Agreements - discussed below.

Series A and B Warrant Exercises - There were no warrant exercises during the year ended December 31, 2014.

2014 Warrant Exchange Agreements – On June 11, 2014, the Company entered into a series of warrant exchange agreements (the “Warrant Exchange Agreements”) with the holders of its Series A Warrants and Placement Agent Warrants that were issued by the Company pursuant to the 2013 S-1 July Registered Offering. Under the Warrant Exchange Agreements, the Company agreed to issue a total of 297,772 shares of common stock (the “Exchange Shares”) to the warrant holders in exchange for the cancellation of the Series A Warrants to purchase 243,699 shares of common stock and the Placement Agent Warrants to purchase 4,445 shares of common stock and Series A Warrants. Dr. Andrey Semechkin and Dr. Russell Kern, the Company’s Co-Chairman and Chief Executive Officer and Executive Vice President and Chief Scientific Officer and director, respectively, participated on the same terms as the other warrant holders, agreeing to exchange Series A Warrants to purchase 67,255 shares of common stock for 80,706 shares of common stock. The closing of the transaction occurred on June 16, 2014 with the issuance of the Exchange Shares.

Immediately prior to the Warrant Exchange transaction, the Company recorded a net change in fair value of warrant liability gain of $1,271,000. As a result of the Warrant Exchange, the Company recognized a $3,445,000 loss for the warrant exchange inducement expense. In addition, the Company recorded a reclassification of $3,031,000 to additional paid in capital from warrant liability for a total increase to additional paid in capital of $6,428,000, which represents the fair value of the stock issued in the Warrant Exchange.

As part of the Warrant Exchange Agreement, the Company agreed that through September 14, 2014 it would not offer, sell, pledge, contract to sell or otherwise dispose of any equity securities or securities convertible, exercisable or exchangeable into equity securities of the Company, except for the issuance of equity awards pursuant to the Company’s employee benefit plans and employee incentive plans, the issuance of common stock pursuant to the valid exercise of options or warrants or upon exercise of conversion rights with respect to convertible securities outstanding on the date of the Warrant Exchange, and the issuance and sale of equity securities in private placements to directors or officers of the Company.

As of December 31, 2015 and 2014, there were 0 Series A Warrants and 0 Placement Agent Warrants outstanding.

Warrants Issued in Connection with SkinCare Marketing Agreement

In September 2011, the Company signed a Marketing Agreement (“Agreement”) with an effective date of June 30, 2011, with a third party marketing organization. According to the terms of the Agreement as described in Note 10 below, Commitments and Contingencies, under Marketing Arrangement and Agreement, the third party marketing organization would provide assistance to LSC to sell its skin care products through various specific proprietary mailings. The Agreement provides for two tranches of common stock warrants issued by the Company for the benefit of the third party marketing organization for 667 shares each, with strike prices of $225.00 and $300.00, respectively, vesting over four quarters, and a warrant term of five years. As of December 31, 2015 and 2014, there were 1,334 warrants outstanding. These warrants expire in September 2016.

Share data related to warrant transactions for the years ended December 31, 2015 and 2014 were as follows:

	Common Stock	Units	Common Stock				Common Stock				Price per Warrant
	July 2013 Financing		October 2014 Financing									Weighted
		Placement				Placement	Skin Care	Jan 2013	Mar 2013	Total		Average
	Series A	Agent	Series A	Series B	Series C	Agent	Marketing	Financing	Financing	Warrants	Range	Exercise Price
Outstanding, December 31, 2013	243,699	4,445	—	—	—	—	1,334	33,750	16,667	299,895	$22.50-300.00	$24.83
2014
Issued			258,519	258,519	258,519	62,045				837,602	$8.64	$8.64
Exchanged	(243,699)	(4,445)								(248,144)	$22.5	$22.50
Exercised				(39,295)						(39,295)	$8.64	$8.64
Forfeited/Cancelled										-	$—	$—
Outstanding, December 31, 2014	—	—	258,519	219,224	258,519	62,045	1,334	33,750	16,667	850,058	$8.64-300.00	$10.31
2015
Issued										—	$—	$—
Exercised			(246,108)	(12,409)	(258,518)					(517,035)	$1.79- 6.72	$2.40
Forfeited/Cancelled				(206,815)						(206,815)	11.25	11.25
Rounding due to July 29, 2015 reverse stock split			(3)		(1)	2				(2)	$—	$—
Outstanding, December 31, 2015	—	—	12,408	—	—	62,047	1,334	33,750	16,667	126,206	$1.79-300.00	$15.82